Income Taxes - Schedule of Reconciliation of Income Tax Expense Recognized from Statutory to Effective ISR Rate (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense Recognized from Statutory to Effective ISR Rate [Abstract]
Profit before income tax		$ 1,180,782	$ 1,416,587	[1],[2]	$ 1,386,884	[1]
Tax rate		30.00%	30.00%	[3]	30.00%
Income tax expense calculated at 30% statutory tax rate		$ 354,235	$ 424,976	[3]	$ 416,065
Inflation effects, net		59,295	(17,730)	[3]	3,536
Non-deductible expenses	[4]	56,414	65,978	[3]	148,569
Share-based payments			1,403	[3]	1,780
Other items, net		(684)	(94,604)	[3]	(53,030)
Total income taxes		$ 469,260	$ 380,023	[1]	$ 516,920	[1]
Income tax rate		40.00%	27.00%		37.00%

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[3]	Details of the restatement are shown in note 2b.
[4]	Includes (i) certain payroll expenses which are partially deductible, such as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.